Harbor AI Inflection Strategy ETF Expense Example - Harbor AI Inflection Strategy ETF - Harbor AI Inflection Strategy ETF	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 90
Expense Example, with Redemption, 3 Years	$ 281